Debt (Tables)	12 Months Ended
Dec. 31, 2015
Entity Information [Line Items]
Schedule Long-Term Indebtedness
The following table presents our long-term debt:

		December 31,
Series	Due	2015	2014
		(In Thousands)
IPL first mortgage bonds (see below):
4.90% (1)	January 2016	$—	$30,000
4.90% (1)	January 2016	—	41,850
4.90% (1)	January 2016	—	60,000
5.40% (2)	August 2017	24,650	24,650
3.875% (1)	August 2021	55,000	55,000
3.875% (1)	August 2021	40,000	40,000
4.55% (1)	December 2024	40,000	40,000
6.60%	January 2034	100,000	100,000
6.05%	October 2036	158,800	158,800
6.60%	June 2037	165,000	165,000
4.875%	November 2041	140,000	140,000
4.65%	June 2043	170,000	170,000
4.50%	June 2044	130,000	130,000
4.70%	September 2045	260,000	—
Unamortized discount – net		(4,242)	(2,940)
Total IPL first mortgage bonds		1,279,208	1,152,360
IPL unsecured debt:
Variable (3)	December 2020	30,000	—
Variable (3)	December 2020	60,000	—
Total IPL unsecured debt		90,000	—
Total Long-term Debt – IPL		1,369,208	1,152,360
Long-term Debt – IPALCO:
7.25% Senior Secured Notes	April 2016	—	400,000
5.00% Senior Secured Notes	May 2018	400,000	400,000
3.45% Senior Secured Notes	July 2020	405,000	—
Unamortized discount – net		(371)	(1,347)
Total Long-term Debt – IPALCO		804,629	798,653
Total Consolidated IPALCO Long-term Debt		2,173,837	1,951,013
Less: Current Portion of Long-term Debt		—	—
Net Consolidated IPALCO Long-term Debt		$2,173,837	$1,951,013

(1)	First mortgage bonds are issued to the Indiana Finance Authority, to secure the loan of proceeds from the tax-exempt bonds issued by the Indiana Finance Authority.

(2)	First mortgage bonds are issued to the city of Petersburg, Indiana, to secure the loan proceeds from various tax-exempt instruments issued by the city.

(3)
Unsecured notes are issued to the Indiana Finance Authority by IPL to facilitate the loan of proceeds from various tax-exempt notes issued by the Indiana Finance Authority. The notes have a final maturity date of December 2038, but are subject to a mandatory put in December 2020.

Schedule Of Maturities On Long-Term Indebtedness	Maturities on long-term indebtedness subsequent to December 31, 2015, are as follows:

Year	Amount
(In Thousands)
2016	$—
2017	24,650
2018	400,000
2019	—
2020	495,000
Thereafter	1,258,800
Total	$2,178,450

Indianapolis Power And Light Company [Member]
Entity Information [Line Items]
Schedule Long-Term Indebtedness
The following table presents our long-term debt:

		December 31,
Series	Due	2015	2014
		(In Thousands)
IPL first mortgage bonds (see below):
4.90% (1)	January 2016	$—	$30,000
4.90% (1)	January 2016	—	41,850
4.90% (1)	January 2016	—	60,000
5.40% (2)	August 2017	24,650	24,650
3.875% (1)	August 2021	55,000	55,000
3.875% (1)	August 2021	40,000	40,000
4.55% (1)	December 2024	40,000	40,000
6.60%	January 2034	100,000	100,000
6.05%	October 2036	158,800	158,800
6.60%	June 2037	165,000	165,000
4.875%	November 2041	140,000	140,000
4.65%	June 2043	170,000	170,000
4.50%	June 2044	130,000	130,000
4.70%	September 2045	260,000	—
Unamortized discount – net		(4,242)	(2,940)
Total IPL first mortgage bonds		1,279,208	1,152,360
IPL unsecured debt:
Variable (3)	December 2020	30,000	—
Variable (3)	December 2020	60,000	—
Total IPL unsecured debt		90,000	—
Total Consolidated IPL Long-term Debt		1,369,208	1,152,360
Less: Current Portion of Long-term Debt		—	—
Net Consolidated IPL Long-term Debt		$1,369,208	$1,152,360

(1)	First mortgage bonds are issued to the Indiana Finance Authority, to secure the loan of proceeds from the tax-exempt bonds issued by the Indiana Finance Authority.

(2)	First mortgage bonds are issued to the city of Petersburg, Indiana, to secure the loan proceeds from various tax-exempt instruments issued by the city.

(3)
Unsecured notes are issued to the Indiana Finance Authority by IPL to facilitate the loan of proceeds from various tax-exempt notes issued by the Indiana Finance Authority. The notes have a final maturity date of December 2038, but are subject to a mandatory put in December 2020.

Schedule Of Maturities On Long-Term Indebtedness	Maturities on long-term indebtedness subsequent to December 31, 2015, are as follows:

Year	Amount
(In Thousands)
2016	$—
2017	24,650
2018	—
2019	—
2020	90,000
Thereafter	1,258,800
Total	$1,373,450